RELATED PARTIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Related Party Receivables, Current	$ 10,159	$ 2,616
Compañía Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
TreeCo, Inc. [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Current receivables [Member]
Statement [Line Items]
Related Party Receivables, Current	$ 10,159	2,616
Current receivables [Member] | Forestal Mininco S.A [Member]
Statement [Line Items]
ID No	91,440,000-7
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 2	10
Current receivables [Member] | Eka Chile S.A [Member]
Statement [Line Items]
ID No	99,500,140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 2,574	2,113
Current receivables [Member] | Colbun S.A. [Member]
Statement [Line Items]
ID No	96,505,760-9
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 67	217
Current receivables [Member] | Alxar Internacional SpA. [Member]
Statement [Line Items]
ID No	76,879,169-4
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 42	42
Current receivables [Member] | Bioenergías Forestales SpA. [Member]
Statement [Line Items]
ID No	76,188,197-3
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 1	0
Current receivables [Member] | Sociedad Efecto Producciones Ltda. [Member]
Statement [Line Items]
ID No	77,131,710-3
Nature of Relationship	Director’s spouse
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Receivables, Current	$ 0	9
Current receivables [Member] | Parque Elico Ovejera Sur SpA. [Member]
Statement [Line Items]
ID No	76,839,949-2
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Receivables, Current	$ 0	10
Current receivables [Member] | Compañía Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Maturity	03-30-2025
Related Party Receivables, Current	$ 5,500	0
Current receivables [Member] | Compaa Puerto de Coronel S.A. One [Member]
Statement [Line Items]
ID No	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Maturity	30 days
Related Party Receivables, Current	$ 146	0
Current receivables [Member] | Compaa Puerto de Coronel S.A. Two [Member]
Statement [Line Items]
ID No	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Receivables, Current	$ 0	14
Current receivables [Member] | EMOAC SpA. [Member]
Statement [Line Items]
ID No	76,208,888-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 15	27
Current receivables [Member] | Softys Argentina S.A. (Ex-La Papelera del Plata S.A.) [member]
Statement [Line Items]
ID No	-
Nature of Relationship	Common shareholder of the parent company
Country	Argentina
Currency	Argentine pesos
Maturity	30 days
Related Party Receivables, Current	$ 1,812	174
Current payables [Member]
Statement [Line Items]
Related Party Payables, Current	$ 10,563	6,958
Current payables [Member] | Copec S.A. [Member]
Statement [Line Items]
ID No	99,520,000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 6,196	6,017
Current payables [Member] | Abastible S.A. [Member]
Statement [Line Items]
ID No	91,806,000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 342	319
Current payables [Member] | Fundación Educacional Arauco [Member]
Statement [Line Items]
ID No	71,625,000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 526	444
Current payables [Member] | Bioenergas Forestales SpA. One [Member]
Statement [Line Items]
ID No	76,188,197-3
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	5
Current payables [Member] | Red to Green S.A. [Member]
Statement [Line Items]
ID No	86,370,800-1
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	1
Current payables [Member] | Portaluppi, Guzman y Bezanilla Abogados Ltda.
Statement [Line Items]
ID No	78,096,080-9
Nature of Relationship	Common director of cotrolling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 14	0
Current payables [Member] | Empresa Distrib. Papeles y Cartones S.A [Member]
Statement [Line Items]
ID No	92,580,000-7
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 2	7
Current payables [Member] | Servicios Corporativos Sercor S.A. [Member]
Statement [Line Items]
ID No	96,925,430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	14
Current payables [Member] | Compaa Puerto de Coronel S.A.Three [Member]
Statement [Line Items]
ID No	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Maturity	30 days
Related Party Payables, Current	$ 250	0
Current payables [Member] | Via Limpia SPA [Member]
Statement [Line Items]
ID No	79,874,200-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	4
Current payables [Member] | Copec Aviation S.A. [Memeber]
Statement [Line Items]
ID No	96,942,120-8
Nature of Relationship	Joint venture of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 4	4
Current payables [Member] | Falco MS SPE SA [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Associate
Currency	Brazilian real
Maturity	30 days
Related Party Payables, Current	$ 3,007	0
Current payables [Member] | Agrcola San Gerardo SpA [Member]
Statement [Line Items]
ID No	77,017,167-9
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	143
Current payables [Member] | Agrcola Fresno SpA [Member]
Statement [Line Items]
ID No	77,470,229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	U.S. dollar
Maturity	30 days
Related Party Payables, Current	$ 176	0
Current payables [Member] | Entel PCS Telecomunicaciones SA [Member]
Statement [Line Items]
ID No	96,806,980-2
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 46	0
Non Current Payables [Member]
Statement [Line Items]
Related Party Payables, Current	$ 26,207	22,981
Non Current Payables [Member] | Agrcola Fresno SpA [Member]
Statement [Line Items]
ID No	77,470,229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	U.S. dollar
Maturity	12-31-2054
Related Party Payables, Current	$ 4,971	0
Non Current Payables [Member] | Agrcola Fresno SpA One [Member]
Statement [Line Items]
ID No	77,470,229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	U.S. dollar
Maturity	12-31-2027
Related Party Payables, Current	$ 7,581	7,581
Non Current Payables [Member] | TreeCo, Inc. [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Maturity	Annual
Related Party Payables, Current	$ 13,655	$ 15,400